Share-Based Compensation - Schedule of Stock-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Stock-based compensation	$ 1,635	$ 740
Cost of Services [Member]
Stock-based compensation	726	370
Selling, General and Administrative Expense [Member]
Stock-based compensation	$ 909	$ 370